Net Loss Per Share - ordinary shares equivalents excluded from computation of dilutive net loss per share (Details) - shares	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Ordinary shares equivalents excluded from computation of dilutive net loss per share	24,368,217	196,259,141	173,619,325
Preferred shares
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Ordinary shares equivalents excluded from computation of dilutive net loss per share		180,336,722	159,625,007
Share options
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Ordinary shares equivalents excluded from computation of dilutive net loss per share	24,368,217	15,922,419	13,994,318